DBX ETF Trust | 1
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Communication Services
— 10.2%
Alphabet, Inc.*, Class A
26,678 4,601,955
Alphabet, Inc.*, Class C
22,304 3,880,004
AT&T, Inc.
33,980 619,116
Charter Communications, Inc.*,
Class A
543 155,906
Comcast Corp., Class A
18,708 748,881
Electronic Arts, Inc.
1,564 207,824
Fox Corp., Class A
1,958 67,414
Fox Corp., Class B
1,257 40,149
Liberty Broadband Corp.*, Class
A
710 38,510
Liberty Broadband Corp.*, Class
C
1,218 65,882
Live Nation Entertainment, Inc.*
996 93,365
Match Group, Inc.*
2,509 76,851
Meta Platforms, Inc., Class A
9,893 4,618,349
Netflix, Inc.*
2,032 1,303,772
Omnicom Group, Inc.
1,164 108,205
Pinterest, Inc.*, Class A
3,932 163,139
ROBLOX Corp.*, Class A
3,326 111,820
Sirius XM Holdings, Inc.(a)
10,297 29,037
Snap, Inc.*, Class A
7,567 113,656
Spotify Technology SA*
865 256,715
Take-Two Interactive Software,
Inc.*
1,067 171,104
T-Mobile US, Inc.
2,331 407,832
Trade Desk, Inc.*, Class A
2,723 252,640
Verizon Communications, Inc.
20,096 826,950
Walt Disney Co.
8,481 881,261
Warner Bros Discovery, Inc.*
12,838 105,785
Warner Music Group Corp.,
Class A
1,697 50,537
(Cost $13,845,046)
19,996,659
Consumer Discretionary
— 5.8%
Airbnb, Inc.*, Class A
2,286 331,310
Aptiv PLC*
3,070 255,608
AutoZone, Inc.*
156 432,111
Best Buy Co., Inc.
1,609 136,475
Booking Holdings, Inc.
170 641,980
Chipotle Mexican Grill, Inc.*
139 435,003
D.R. Horton, Inc.
2,201 325,308
Domino's Pizza, Inc.
191 97,139
DoorDash, Inc.*, Class A
3,290 362,262
eBay, Inc.
7,142 387,239
Expedia Group, Inc.*
865 97,624
Ford Motor Co.
7,380 89,519
Garmin Ltd.
2,352 385,375
Number
of Shares Value $
General Motors Co.
4,547 204,570
Genuine Parts Co.
1,923 277,181
Home Depot, Inc.
4,613 1,544,755
Lennar Corp., Class A
2,078 333,207
Lennar Corp., Class B
935 136,753
LKQ Corp.
5,180 222,895
Lowe's Cos., Inc.
2,844 629,349
Lululemon Athletica, Inc.*
917 286,095
McDonald's Corp.
3,272 847,088
MercadoLibre, Inc.*
330 569,441
NIKE, Inc., Class B
7,255 689,588
NVR, Inc.*
32 245,783
O'Reilly Automotive, Inc.*
483 465,255
PulteGroup, Inc.
1,728 202,729
Tractor Supply Co.
750 213,968
Ulta Beauty, Inc.*
635 250,882
Yum China Holdings, Inc.
2,430 86,897
Yum! Brands, Inc.
885 121,626
(Cost $9,636,808)
11,305,015
Consumer Staples — 5.1%
Archer-Daniels-Midland Co.
12 749
Campbell Soup Co.
4,420 196,160
Church & Dwight Co., Inc.
3,104 332,159
Clorox Co.
1,900 249,964
Coca-Cola Co.
20,244 1,273,955
Colgate-Palmolive Co.
5,181 481,626
Conagra Brands, Inc.
6,146 183,642
Estee Lauder Cos., Inc., Class A
2,492 307,413
General Mills, Inc.
5,226 359,288
Hershey Co.
1,679 332,157
Hormel Foods Corp.
4,250 131,665
J M Smucker Co.
1,680 187,555
Kellanova
4,204 253,669
Keurig Dr Pepper, Inc.
9,692 331,951
Kimberly-Clark Corp.
2,919 389,103
Kraft Heinz Co.
7,262 256,857
McCormick & Co., Inc.
4,086 295,091
Mondelez International, Inc.,
Class A
8,346 571,951
PepsiCo, Inc.
7,149 1,236,062
Procter & Gamble Co.
11,322 1,862,922
Sysco Corp.
4,471 325,578
Target Corp.
2,726 425,692
Tyson Foods, Inc., Class A
33 1,889
(Cost $10,037,269)
9,987,098
Financials — 12.5%
Aflac, Inc.
2,750 247,142
Allstate Corp.
840 140,717
American Express Co.
2,917 700,080

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
American International Group,
Inc.
2,975 234,489
Ameriprise Financial, Inc.
452 197,348
Aon PLC, Class A
1,029 289,808
Apollo Global Management, Inc.
2,249 261,244
Arch Capital Group Ltd.*
1,817 186,479
Ares Management Corp., Class
A
1,183 165,821
Arthur J Gallagher & Co.
1,113 281,956
Bank of America Corp.
31,497 1,259,565
Bank of New York Mellon Corp.
4,281 255,190
BlackRock, Inc.
712 549,685
Block, Inc.*
3,235 207,299
Capital One Financial Corp.
1,271 174,928
Cboe Global Markets, Inc.
714 123,515
Charles Schwab Corp.
6,897 505,412
Chubb Ltd.
1,936 524,307
Cincinnati Financial Corp.
921 108,291
Citigroup, Inc.
9,215 574,187
Citizens Financial Group, Inc.
1,625 57,346
CME Group, Inc.
1,851 375,716
Coinbase Global, Inc.*, Class A
903 204,006
Corpay, Inc.*
496 132,764
Discover Financial Services
1,475 180,923
Everest Group Ltd.
106 41,439
Fidelity National Financial, Inc.
730 36,763
Fidelity National Information
Services, Inc.
3,502 265,732
Fifth Third Bancorp
2,946 110,239
Fiserv, Inc.*
3,089 462,609
Franklin Resources, Inc.
2,816 66,458
Global Payments, Inc.
1,563 159,192
Globe Life, Inc.
646 53,463
Goldman Sachs Group, Inc.
1,607 733,628
Hartford Financial Services
Group, Inc.
1,150 118,967
Huntington Bancshares, Inc.
10,063 140,077
Interactive Brokers Group, Inc.,
Class A
1,040 130,749
Intercontinental Exchange, Inc.
2,900 388,310
JPMorgan Chase & Co.
13,145 2,663,571
KeyCorp
4,096 58,859
KKR & Co., Inc.
3,620 372,281
M&T Bank Corp.
698 105,817
Markel Group, Inc.*
65 106,703
Marsh & McLennan Cos., Inc.
2,424 503,174
Mastercard, Inc., Class A
3,846 1,719,431
MetLife, Inc.
2,369 171,445
Moody's Corp.
847 336,251
Morgan Stanley
6,281 614,533
MSCI, Inc.
447 221,345
Number
of Shares Value $
Nasdaq, Inc.
2,490 146,985
Northern Trust Corp.
1,498 126,191
PayPal Holdings, Inc.*
5,666 356,901
PNC Financial Services Group,
Inc.
1,913 301,087
Principal Financial Group, Inc.
967 79,333
Progressive Corp.
2,590 546,956
Prudential Financial, Inc.
1,316 158,381
Raymond James Financial, Inc.
1,291 158,470
Regions Financial Corp.
2,792 54,025
Rocket Cos., Inc.*, Class A
4,674 64,969
S&P Global, Inc.
1,559 666,488
State Street Corp.
1,984 149,971
Synchrony Financial
2,856 125,093
T. Rowe Price Group, Inc.
1,440 169,675
Travelers Cos., Inc.
965 208,150
Truist Financial Corp.
5,956 224,839
US Bancorp
6,616 268,279
Visa, Inc., Class A
7,211 1,964,709
W.R. Berkley Corp.
1,094 88,647
Wells Fargo & Co.
16,340 979,093
Willis Towers Watson PLC
611 155,982
(Cost $19,353,560)
24,513,478
Health Care — 16.8%
Abbott Laboratories
9,421 962,732
AbbVie, Inc.
9,079 1,463,898
Agilent Technologies, Inc.
2,904 378,711
Align Technology, Inc.*
1,010 259,782
Alnylam Pharmaceuticals, Inc.*
1,620 240,457
Amgen, Inc.
3,052 933,454
Avantor, Inc.*
10,458 251,829
Baxter International, Inc.
6,872 234,266
Becton Dickinson and Co.
2,121 492,008
Biogen, Inc.*
1,470 330,662
BioMarin Pharmaceutical, Inc.*
3,091 232,041
Boston Scientific Corp.*
9,934 750,712
Bristol-Myers Squibb Co.
13,183 541,689
Cardinal Health, Inc.
401 39,807
Cencora, Inc.
1,304 295,447
Centene Corp.*
2,006 143,610
Cigna Group
1,289 444,215
Cooper Cos., Inc.
2,974 280,478
CVS Health Corp.
8,207 489,137
Danaher Corp.
3,856 990,221
Dexcom, Inc.*
3,349 397,761
Edwards Lifesciences Corp.*
5,380 467,468
Elevance Health, Inc.
1,064 572,943
Eli Lilly & Co.
4,079 3,346,167
GE HealthCare Technologies,
Inc.
4,024 313,872

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Gilead Sciences, Inc.
8,067 518,466
HCA Healthcare, Inc.
967 328,538
Henry Schein, Inc.*
2,956 204,969
Hologic, Inc.*
3,814 281,397
Humana, Inc.
658 235,643
IDEXX Laboratories, Inc.*
742 368,737
Illumina, Inc.*
2,206 230,042
Incyte Corp.*
3,973 229,600
Intuitive Surgical, Inc.*
2,146 862,950
IQVIA Holdings, Inc.*
953 208,793
Johnson & Johnson
11,939 1,751,093
Labcorp Holdings, Inc.
578 112,658
McKesson Corp.
847 482,443
Medtronic PLC
8,283 673,988
Merck & Co., Inc.
12,998 1,631,769
Mettler-Toledo International,
Inc.*
270 379,104
Moderna, Inc.*
3,288 468,704
Pfizer, Inc.
32,189 922,537
Quest Diagnostics, Inc.
691 98,101
Regeneron Pharmaceuticals,
Inc.*
691 677,291
ResMed, Inc.
1,809 373,251
Royalty Pharma PLC, Class A
9,012 247,019
STERIS PLC
1,350 300,888
Stryker Corp.
2,061 702,987
Thermo Fisher Scientific, Inc.
2,079 1,180,830
UnitedHealth Group, Inc.
4,164 2,062,721
Veeva Systems, Inc.*, Class A
929 161,878
Vertex Pharmaceuticals, Inc.*
1,636 744,936
Viatris, Inc.
22,657 240,164
Waters Corp.*
926 286,041
West Pharmaceutical Services,
Inc.
881 291,972
Zimmer Biomet Holdings, Inc.
2,601 299,505
Zoetis, Inc.
3,084 522,923
(Cost $30,568,454)
32,935,305
Industrials — 4.6%
A O Smith Corp.
6 502
Automatic Data Processing, Inc.
2,066 506,005
Broadridge Financial Solutions,
Inc.
747 149,975
C.H. Robinson Worldwide, Inc.
43 3,714
Carrier Global Corp.
16 1,011
Cintas Corp.
469 317,968
Copart, Inc.*
8,337 442,361
Deere & Co.
1,437 538,530
Delta Air Lines, Inc.
4,693 239,437
Dover Corp.
1,225 225,179
Equifax, Inc.
733 169,609
Number
of Shares Value $
Expeditors International of
Washington, Inc.
1,762 213,026
Fastenal Co.
5,720 377,406
FedEx Corp.
1,580 401,257
Ferguson PLC
1,901 391,112
JB Hunt Transport Services, Inc.
1,326 213,154
Johnson Controls International
PLC
3,043 218,822
Masco Corp.
2,147 150,118
Old Dominion Freight Line, Inc.
1,858 325,614
Otis Worldwide Corp.
3,773 374,282
PACCAR, Inc.
169 18,167
Paychex, Inc.
1,876 225,420
Paycom Software, Inc.
490 71,207
Rollins, Inc.
2,505 114,453
Snap-on, Inc.
756 206,282
Southwest Airlines Co.
5,456 146,439
SS&C Technologies Holdings,
Inc.
1,745 108,277
Stanley Black & Decker, Inc.
1,442 125,699
Trane Technologies PLC
5 1,637
TransUnion
1,564 112,483
Uber Technologies, Inc.*
11,062 714,163
United Airlines Holdings, Inc.*
2,445 129,561
United Parcel Service, Inc.,
Class B
4,323 600,594
Verisk Analytics, Inc.
869 219,666
W.W. Grainger, Inc.
286 263,538
Waste Management, Inc.
2,764 582,458
Westinghouse Air Brake
Technologies Corp.
894 151,292
(Cost $7,831,460)
9,050,418
Information Technology
— 37.1%
Accenture PLC, Class A
2,974 839,530
Adobe, Inc.*
2,098 933,106
Advanced Micro Devices, Inc.*
8,385 1,399,456
Akamai Technologies, Inc.*
1,112 102,571
Amdocs Ltd.
1,121 88,559
Analog Devices, Inc.
3,339 782,962
Apple, Inc.
84,760 16,295,110
Applied Materials, Inc.
4,903 1,054,537
Arista Networks, Inc.*
1,877 558,689
Atlassian Corp.*, Class A
912 143,056
Autodesk, Inc.*
1,177 237,283
Broadcom, Inc.
2,241 2,977,281
Cadence Design Systems, Inc.*
1,403 401,693
CDW Corp.
761 170,175
Cisco Systems, Inc.
21,900 1,018,350
Cloudflare, Inc.*, Class A
1,932 130,777

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Cognizant Technology Solutions
Corp., Class A
2,939 194,415
Corning, Inc.
8,920 332,359
Crowdstrike Holdings, Inc.*,
Class A
1,166 365,739
Datadog, Inc.*, Class A
1,717 189,179
Enphase Energy, Inc.*
2,373 303,507
EPAM Systems, Inc.*
417 74,197
Fair Isaac Corp.*
151 194,779
Fortinet, Inc.*
3,863 229,153
Gartner, Inc.*
449 188,432
Gen Digital, Inc.
5,159 128,098
GLOBALFOUNDRIES, Inc.*
3,561 174,489
HP, Inc.
6,820 248,930
HubSpot, Inc.*
304 185,759
Intel Corp.
22,688 699,925
Intuit, Inc.
1,289 743,031
Keysight Technologies, Inc.*
2,015 279,037
KLA Corp.
976 741,301
Lam Research Corp.
863 804,696
Marvell Technology, Inc.
5,811 399,855
Microchip Technology, Inc.
4,674 454,453
Micron Technology, Inc.
7,159 894,875
Microsoft Corp.
30,629 12,715,017
MongoDB, Inc.*
449 105,991
Motorola Solutions, Inc.
1,389 506,860
NetApp, Inc.
3,322 400,068
NVIDIA Corp.
14,208 15,576,657
Okta, Inc.*
1,326 117,590
ON Semiconductor Corp.*
3,990 291,430
Oracle Corp.
7,436 871,425
Palo Alto Networks, Inc.*
1,553 457,995
QUALCOMM, Inc.
6,403 1,306,532
Salesforce, Inc.
4,406 1,032,943
Seagate Technology Holdings
PLC
2,761 257,436
ServiceNow, Inc.*
985 647,076
Skyworks Solutions, Inc.
2,497 231,372
Snowflake, Inc.*, Class A
1,488 202,636
Synopsys, Inc.*
778 436,302
TE Connectivity Ltd.
2,908 435,328
Teradyne, Inc.
2,332 328,672
Texas Instruments, Inc.
5,169 1,008,007
Twilio, Inc.*, Class A
1,524 87,478
Unity Software, Inc.*
2,568 46,917
VeriSign, Inc.*
665 115,923
Western Digital Corp.*
2,728 205,391
Workday, Inc.*, Class A
1,119 236,613
Zoom Video Communications,
Inc.*, Class A
1,859 114,031
Number
of Shares Value $
Zscaler, Inc.*
638 108,434
(Cost $48,571,700)
72,803,468
Materials — 1.8%
Ball Corp.
3,627 251,823
Corteva, Inc.
7,030 393,258
CRH PLC
3,723 304,393
Ecolab, Inc.
2,117 491,567
International Flavors &
Fragrances, Inc.
3,137 301,717
International Paper Co.
100 4,509
Martin Marietta Materials, Inc.
517 295,765
Mosaic Co.
3,643 112,678
Nucor Corp.
441 74,463
Packaging Corp. of America
1,288 236,335
PPG Industries, Inc.
2,005 263,477
Sherwin-Williams Co.
1,609 488,814
Southern Copper Corp.
2,525 299,541
(Cost $2,917,091)
3,518,340
Real Estate — 4.5%
Alexandria Real Estate Equities,
Inc. REIT
2,297 273,343
American Tower Corp. REIT
3,038 594,658
AvalonBay Communities, Inc.
REIT
1,784 343,741
CBRE Group, Inc.*, Class A
8 705
CoStar Group, Inc.*
2,464 192,611
Crown Castle, Inc. REIT
3,790 388,475
Digital Realty Trust, Inc. REIT
2,820 409,859
Equinix, Inc. REIT
687 524,167
Equity Residential REIT
4,980 323,850
Essex Property Trust, Inc. REIT
1,136 295,122
Extra Space Storage, Inc. REIT
2,264 327,759
Healthpeak Properties, Inc. REIT
12,740 253,526
Invitation Homes, Inc. REIT
8,747 304,308
Iron Mountain, Inc. REIT
4,396 354,713
Mid-America Apartment
Communities, Inc. REIT
2,044 273,303
Prologis, Inc. REIT
5,639 623,053
Public Storage REIT
1,412 386,648
Realty Income Corp. REIT
6,636 352,106
SBA Communications Corp.
REIT
1,353 266,108
Simon Property Group, Inc. REIT
2,856 432,141
UDR, Inc. REIT
6,863 265,049
Ventas, Inc. REIT
6,078 305,480
VICI Properties, Inc. REIT
11,264 323,390
Welltower, Inc. REIT
4,797 497,305
Weyerhaeuser Co. REIT
8,454 253,874
WP Carey, Inc. REIT
4,145 233,778
(Cost $8,997,325)
8,799,072

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Number
of Shares Value $
Utilities — 1.1%
American Water Works Co., Inc.
7,831 1,024,060
Edison International
13,921 1,069,829
(Cost $2,028,555)
2,093,889
TOTAL COMMON STOCKS
(Cost $153,787,268)
195,002,742
EXCHANGE-TRADED FUNDS
— 0.3%
iShares Paris-Aligned Climate
MSCI USA ETF(a)
4,800 273,792
Vanguard Mid-Cap ETF
300 73,380
Xtrackers MSCI USA Climate
Action Equity ETF(b)
4,900 161,161
(Cost $450,066)
508,333
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(c)(d), 5.24%
(Cost $297,400)
297,400 297,400
CASH EQUIVALENTS — 0.2%
DWS Government Money
Market Series "Institutional
Shares"(c), 5.26%
(Cost $304,865)
304,865 304,865
TOTAL INVESTMENTS — 100.1%
(Cost $154,839,599)
196,113,340
Other assets and liabilities, net
— (0.1%)
(120,377)
NET ASSETS — 100.0%
195,992,963
 *(a)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI USA Climate Action Equity ETF  (b)
— 149,931 — — 11,230 288 — 4,900 161,161
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (c)(d)
67,850 229,550 (e) — — — 5,445 — 297,400 297,400
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 5.26% (c)
334,935 2,989,744 (3,019,814) — — 14,349 — 304,865 304,865
402,785 3,369,225 (3,019,814) — 11,230 20,082 — 607,165 763,426
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $291,148, which is 0.1% of net assets.
(b)
Affiliated fund advised by DBX Advisors LLC.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
REIT: Real Estate Investment Trust

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
(Continued)
May 31, 2024 (Unaudited)
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
USNZ-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
Micro E-Mini S&P 500 Futures
USD 15 391,713 397,163 6/21/2024 5,450
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 195,002,742 $ — $ — $ 195,002,742
Exchange-Traded Funds
508,333 — — 508,333
Short-Term Investments (a)
602,265 — — 602,265
Derivatives (b)
Futures Contracts
5,450 — — 5,450
TOTAL
$ 196,118,790 $ — $ — $ 196,118,790
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.